CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Philippine Subsidiaries [Member]	Studio City International [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Philippine Subsidiaries [Member]	Ordinary Shares [Member] Studio City International [Member]	Treasury Shares [Member]	Treasury Shares [Member] Philippine Subsidiaries [Member]	Treasury Shares [Member] Studio City International [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Philippine Subsidiaries [Member]	Additional Paid-in Capital [Member] Studio City International [Member]	Accumulated Other Comprehensive Losses [Member]	Accumulated Other Comprehensive Losses [Member] Philippine Subsidiaries [Member]	Accumulated Other Comprehensive Losses [Member] Studio City International [Member]	Retained Earnings (Accumulated losses) [Member]	Retained Earnings (Accumulated losses) [Member] Philippine Subsidiaries [Member]	Retained Earnings (Accumulated losses) [Member] Studio City International [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Philippine Subsidiaries [Member]	Noncontrolling Interests [Member] Studio City International [Member]
BEGINNING BALANCE at Dec. 31, 2015	$ 4,931,859			$ 16,309			$ (275)			$ 3,075,459			$ (21,934)			$ 1,270,074			$ 592,226
BEGINNING BALANCE (in shares) at Dec. 31, 2015				1,630,924,523			(12,935,230)
Net income for the year	66,918			$ 0			$ 0			0			0			175,906			(108,988)
Foreign currency translation adjustment	(5,803)			0			0			0			(2,871)			0			(2,932)
Changes in fair values of interest rate swap agreements	61			0			0			0			37			0			24
Unrealized losses on investment securities	0
Share-based compensation	18,479			$ 0			$ 0			17,900			0			0			579
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)				0			18,213
Transfer of shares purchased under trust arrangement for restricted shares vested	0			$ 0			$ 146			(146)			0			0			0
Retirement of repurchased shares (in shares)				(155,000,000)			0
Retirement of repurchased shares	(803,171)			$ (1,550)			$ 0			(203,496)			0			(598,125)			0
Issuance of shares for restricted shares vested (in shares)				0			303,318
Issuance of shares for restricted shares vested	0			$ 0			$ 3			(3)			0			0			0
Exercise of share options (in shares)				0			1,789,929
Exercise of share options	3,254			$ 0			$ 18			3,236			0			0			0
Transfer of property and equipment between subsidiaries	0			0			0			55			0			0			(55)
Changes in shareholdings of subsidiaries		$ (2,614)			$ 0			$ 0			$ (1,304)			$ 0			$ 0			$ (1,310)
Dividends declared	(385,569)			0			0			(108,639)			0			(276,930)			0
ENDING BALANCE at Dec. 31, 2016	3,823,414			$ 14,759			$ (108)			2,783,062			(24,768)			570,925			479,544
ENDING BALANCE (in shares) at Dec. 31, 2016				1,475,924,523			(10,823,770)
Net income for the year	315,293			$ 0			$ 0			0			0			347,002			(31,709)
Foreign currency translation adjustment	(746)			0			0			0			(692)			0			(54)
Changes in fair values of interest rate swap agreements	0
Unrealized losses on investment securities	(1,150)			0			0			0			(1,150)			0			0
Share-based compensation	17,305			$ 0			$ 0			17,164			0			0			141
Shares issued (in shares)				165,303,543			0
Shares issued	1,163,186			$ 1,653			$ 0			1,161,533			0			0			0
Retirement of repurchased shares (in shares)				(165,303,544)			0
Retirement of repurchased shares	(1,163,186)			$ (1,653)			$ 0			(204,533)			0			(957,000)			0
Shares issued for future vesting of restricted shares and exercise of share options (in shares)				2,504,721			(2,504,721)
Shares issued for future vesting of restricted shares and exercise of share options	0			$ 25			$ (25)			0			0			0			0
Issuance of shares for restricted shares vested (in shares)				0			950,320
Issuance of shares for restricted shares vested	0			$ 0			$ 9			(9)			0			0			0
Exercise of share options (in shares)				0			3,363,159
Exercise of share options	2,656			$ 0			$ 34			2,622			0			0			0
Changes in shareholdings of subsidiaries		172			0			0			29			0			0			143
Dividends declared	(821,328)			0			0			(88,063)			0			(733,265)			0
ENDING BALANCE at Dec. 31, 2017	3,335,616			$ 14,784			$ (90)			3,671,805			(26,610)			(772,338)			448,065
ENDING BALANCE (in shares) at Dec. 31, 2017				1,478,429,243			(9,015,012)
Net income for the year	353,851			$ 0			$ 0			0			0			351,515			2,336
Foreign currency translation adjustment	(36,373)			0			0			0			(24,344)			0			(12,029)
Changes in fair values of interest rate swap agreements	0
Unrealized losses on investment securities	0
Share-based compensation	24,775			0			0			24,830			0			0			(55)
Reclassification of share-based compensation plan from equity-settled to cash-settled	(505)			$ 0			$ 0			(505)			0			0			0
Shares repurchased by the Company (in shares)				0			(96,571,065)
Shares repurchased by the Company	(657,322)			$ 0			$ (657,322)			0			0			0			0
Shares issued for future vesting of restricted shares and exercise of share options (in shares)				4,570,191			(4,570,191)
Shares issued for future vesting of restricted shares and exercise of share options	0			$ 46			$ (46)			0			0			0			0
Issuance of shares for restricted shares vested (in shares)				0			2,115,809
Issuance of shares for restricted shares vested	(37)			$ 0			$ 21			(58)			0			0			0
Exercise of share options (in shares)				0			4,803,288
Exercise of share options	1,882			$ 0			$ 48			1,834			0			0			0
Changes in shareholdings of subsidiaries		$ (199,267)	$ 207,584		$ 0	$ 0		$ 0	$ 0		$ (141,572)	$ (31,845)		$ 0	$ 0		$ 0	$ 0		$ (57,695)	$ 239,429
Dividends declared	(271,531)			0			0			(1,214)			0			(270,317)			0
ENDING BALANCE at Dec. 31, 2018	2,745,703			$ 14,830			$ (657,389)			3,523,275			(49,804)			(703,576)			618,367
ENDING BALANCE (in shares) at Dec. 31, 2018				1,482,999,434			(103,237,171)
Cumulative-effect adjustment upon adoption of new standard on equity investments	0			$ 0			$ 0			0			1,150			(1,150)			0
Cumulative-effect adjustment upon adoption of New Revenue Standard	$ (12,970)			$ 0			$ 0			$ 0			$ 0			$ (11,286)			$ (1,684)